F. LEASES (Details - Rent expense) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals	$ 1,878	$ 3,090
Sublease rentals	(129)	(257)
Rent expense	$ 1,749	$ 2,833